Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue And Expenses [Line Items]
Current employee benefits	$ 179,486	$ 171,173
Share-based payments	15,008	2,714
Employee share purchase plan	1,783	1,645
Defined benefit plans	11,671	10,643
Defined contribution plans	1,774	1,635
Other post-retirement employee benefits	9,305	8,457
Termination benefits	582	628
Employee benefits expense	219,609	196,895
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based payments	1,122	0
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	6,750	1,557
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	5,149	1,157
Performance Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	$ 1,987	$ 0